UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/09

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    05 February 2010
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		128

Form 13F Information Table Value Total:	              $235,498  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      679 51044.000SH       Sole                51044.000
AT&T Corp.                     COM              001957109      952 33965.000SH       Sole                33965.000
Alliance Healthcard            COM              01860F103       21 21000.000SH       Sole                21000.000
Allied Capital Corp            COM              01903Q108      114 31700.000SH       Sole                31700.000
Allstate Corp.                 COM              020002101      365 12152.000SH       Sole                12152.000
AmeriGas Partners LP           COM              030975106      610 15500.000SH       Sole                15500.000
American Electric Power        COM              025537101      407 11710.000SH       Sole                11710.000
American Express               COM              025816109      585 14426.021SH       Sole                14426.021
American Natl Ins Co.          COM              028591105     8260 69155.000SH       Sole                69155.000
Apollo Investment Corp         COM              03761U106      160 16800.000SH       Sole                16800.000
Apple Computer                 COM              037833100      836 3969.000 SH       Sole                 3969.000
Ares Capital Corporation       COM              04010L103      187 15000.000SH       Sole                15000.000
BB&T Corporation               COM              054937107     2552 100598.619SH      Sole               100598.619
BP plc (ADR)                   COM              055622104     1763 30410.000SH       Sole                30410.000
Bank of America                COM              060505104     1928 128041.027SH      Sole               128041.027
Barrick Gold Corp              COM              067901108     8281 210295.000SH      Sole               210295.000
Baxter Intl. Inc.              COM              071813109      303 5170.000 SH       Sole                 5170.000
Becton Dickinson & Company     COM              075887109      466 5910.000 SH       Sole                 5910.000
Berkshire Hathaway Inc         COM              084670207     9237 2811.000 SH       Sole                 2811.000
Berkshire Hathaway Inc 1/100   COM                             298  300.000 SH       Sole                  300.000
Boeing                         COM              097023105      616 11375.000SH       Sole                11375.000
Bristol Myers Squibb           COM              110122108     3735 147928.000SH      Sole               147928.000
Burlington Northern            COM              12189T104      207 2100.000 SH       Sole                 2100.000
Canadian National Railway Co   COM              136375102      250 4600.000 SH       Sole                 4600.000
Cardero Resource Corp          COM              14140U105      320 237100.000SH      Sole               237100.000
Caterpillar Inc Del Com        COM              149123101     5225 91675.000SH       Sole                91675.000
Chevron Texaco                 COM              166764100      873 11340.000SH       Sole                11340.000
Church & Dwight Co Inc         COM              171340102      218 3600.000 SH       Sole                 3600.000
Cisco Sys Inc.                 COM              17275R102      235 9819.000 SH       Sole                 9819.000
Coca Cola                      COM              191216100     1303 22866.000SH       Sole                22866.000
Colgate Palmolive              COM              194162103      878 10685.000SH       Sole                10685.000
Colonial Bancgroup  Inc.       COM              195493309        0 31173.000SH       Sole                31173.000
Commercial Net Realty          COM              202218103      247 11650.000SH       Sole                11650.000
ConocoPhillips                 COM              20825C104     7039 137839.000SH      Sole               137839.000
Constellation Brands           COM              21036P108      452 28400.000SH       Sole                28400.000
Csx Corporation                COM              126408103      309 6368.000 SH       Sole                 6368.000
Deere & Company                COM              244199105      331 6125.000 SH       Sole                 6125.000
Diageo PLC New ADR             COM              25243Q205      636 9168.000 SH       Sole                 9168.000
Duke Energy Corp.              COM              264399106     5388 313067.000SH      Sole               313067.000
E I Dupont De Nemour           COM              263534109      640 19019.386SH       Sole                19019.386
E O G Resources Inc.           COM              26875P101      214 2200.000 SH       Sole                 2200.000
EMC Corporation                COM              268648102     1014 58034.000SH       Sole                58034.000
Emerson Electric               COM              291011104     8786 206254.475SH      Sole               206254.475
Express Scripts, Inc           COM              302182100     5667 65575.000SH       Sole                65575.000
Exxon Mobil Corp               COM              302290101     4274 62684.923SH       Sole                62684.923
Flowers Foods, Inc.            COM              343496105      590 24827.000SH       Sole                24827.000
Fpl Group Inc                  COM              302571104      229 4340.000 SH       Sole                 4340.000
Freeport-McMoRan Copper & Gold COM              35671D857     2222 27675.000SH       Sole                27675.000
Genco Shipping                 COM              Y2685T107     1062 47455.000SH       Sole                47455.000
General Dynamics               COM              369550108     5463 80135.000SH       Sole                80135.000
General Electric               COM              369604103     5298 350196.857SH      Sole               350196.857
General Signal Corp.           COM              367220100        5 10000.000SH       Sole                10000.000
Goldman Sachs Group Inc        COM              38141G104     3148 18646.000SH       Sole                18646.000
Google Inc Cl A                COM              38259P508      213  343.000 SH       Sole                  343.000
H J Heinz                      COM              423074103     3403 79577.789SH       Sole                79577.789
HEICO Corp.                    COM              422806109     1150 25952.000SH       Sole                25952.000
Hawaiian Electric Industries   COM              419870100     2370 113379.000SH      Sole               113379.000
Hewlett Packard                COM              428236103      264 5134.788 SH       Sole                 5134.788
Home Depot                     COM              437076102      783 27070.000SH       Sole                27070.000
Honeywell Inc.                 COM              438506107      371 9470.000 SH       Sole                 9470.000
Intel Corporation              COM              458140100     1295 63499.850SH       Sole                63499.850
International Business Machine COM              459200101     3085 23569.072SH       Sole                23569.072
J.P Morgan Chase & Co.         COM              46625H100      365 8748.000 SH       Sole                 8748.000
Johnson & Johnson              COM              478160104    12609 195754.000SH      Sole               195754.000
Johnson Controls               COM              478366107     3806 139725.000SH      Sole               139725.000
Kinder Morgan Energy Partners  COM              494550106     1509 24750.000SH       Sole                24750.000
Lowe's Companies, Inc.         COM              548661107      352 15032.000SH       Sole                15032.000
Mcdonalds Corp.                COM              580135101     5192 83154.809SH       Sole                83154.809
Medcohealth Solutions          COM              58405U102      250 3914.000 SH       Sole                 3914.000
Merck & Co. Inc.               COM              589331107      940 25715.000SH       Sole                25715.000
Microsoft Corporation          COM              594918104     3610 118446.362SH      Sole               118446.362
Minnesota Mining Mfg           COM              604059105     4482 54213.000SH       Sole                54213.000
Monsanto Company               COM              61166W101     2133 26089.363SH       Sole                26089.363
Motorola, Inc.                 COM              620076109       96 12319.816SH       Sole                12319.816
Nordstrom, Inc.                COM              655664100     1435 38175.000SH       Sole                38175.000
Norfolk Southern Corp.         COM              655844108      202 3850.000 SH       Sole                 3850.000
Oracle Corporation             COM              68389X105      456 18586.000SH       Sole                18586.000
PAB Bankshares, Inc.           COM              69313P101      428 194710.000SH      Sole               194710.000
Patriot Transportation Holding COM              70337B102     6278 66460.000SH       Sole                66460.000
Penn West Energy Trust         COM              707885109      410 23310.000SH       Sole                23310.000
Pepco Holdings Inc.            COM              737679100      185 10980.000SH       Sole                10980.000
Pepsico Inc.                   COM              713448108     7487 123135.667SH      Sole               123135.667
Pfizer                         COM              717081103     1702 93577.481SH       Sole                93577.481
Philip Morris International    COM              718172109      253 5245.000 SH       Sole                 5245.000
Piedmont Natural Gas Co.       COM              720186105     1205 45050.000SH       Sole                45050.000
Potash Corp. of Saskatchewan,  COM              73755L107      625 5758.000 SH       Sole                 5758.000
Procter & Gamble               COM              742718109     9309 153546.000SH      Sole               153546.000
Questar Corp.                  COM              748356102      270 6500.000 SH       Sole                 6500.000
Raytheon Company               COM              755111507      707 13720.000SH       Sole                13720.000
Regency Centers Corporation    COM              758939102      314 8960.000 SH       Sole                 8960.000
Regions Financial Corp.        COM              7591ep100      136 25749.000SH       Sole                25749.000
Royal Dutch Petroleum          COM              780257804     1464 24358.000SH       Sole                24358.000
S&P 400 MidCap SPDRs           COM              595635103     1902 14434.000SH       Sole                14434.000
Schlumberger Limited           COM              806857108      863 13260.000SH       Sole                13260.000
Sony Corporation               COM              835699307      421 14505.000SH       Sole                14505.000
Southern Company               COM              842587107     7221 216709.000SH      Sole               216709.000
Spectra Energy Corp.           COM              847560109     2650 129208.000SH      Sole               129208.000
Stryker Corp Com               COM              863667101      533 10580.000SH       Sole                10580.000
Sysco Corporation              COM              871829107      458 16405.000SH       Sole                16405.000
Target Inc.                    COM              87612E106      850 17571.000SH       Sole                17571.000
Teva Pharmaceutical Industries COM              881624209      349 6212.000 SH       Sole                 6212.000
United Technologies Corp.      COM              913017109      781 11258.000SH       Sole                11258.000
Vanguard Index Small-Cap Growt COM              922908595      336 5620.000 SH       Sole                 5620.000
Vanguard Mid-Cap VIPERs        COM              922908629      501 8350.000 SH       Sole                 8350.000
Verizon Communications         COM              92343V104      704 21241.000SH       Sole                21241.000
Vodafone Corp.                 COM              92857T107      508 21987.000SH       Sole                21987.000
Vulcan Materials Company       COM              929160109     4944 93875.406SH       Sole                93875.406
Wal-Mart Stores                COM              931142103      451 8430.000 SH       Sole                 8430.000
Walgreen Co                    COM              931422109      363 9885.000 SH       Sole                 9885.000
Walt Disney                    COM              254687106      328 10156.000SH       Sole                10156.000
Wealth Minerals LTD F          COM              946885100       43 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     6558 242977.431SH      Sole               242977.431
Weyerhaeuser Co.               COM              962166104     3627 84082.910SH       Sole                84082.910
Windstream Corp                COM              97381W104      112 10159.000SH       Sole                10159.000
Zimmer Holdings Inc.           COM              98956P102      240 4060.000 SH       Sole                 4060.000
iShares MSCI Australia Index                    464286103     1369 59925.000SH       Sole                59925.000
iShares MSCI Brazil Index Fund                  464286400     2962 39700.000SH       Sole                39700.000
streetTRACKS Gold Shares                        78463V107      226 2105.000 SH       Sole                 2105.000
Alabama Power 5.20% Div Qualif PFD              010392595      689    29975 SH       Sole                    29975
Freeport McMoran               PFD              35671D782      230     2000 SH       Sole                     2000
Goldman Sachs Group 6.20% Div. PFD              38144x500     2062    81700 SH       Sole                    81700
Goldman Sachs Group Floating R PFD              38143Y665     2191    99900 SH       Sole                    99900
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      356    14000 SH       Sole                    14000
JPM Chase Capital XXVI  8.00%  PFD              48124G104      271    10100 SH       Sole                    10100
JPM Chase Series S 6.625%      PFD              48123a207      954    38450 SH       Sole                    38450
Metlife Inc. Floating Rate     PFD              59156R504     1964    82000 SH       Sole                    82000
Wells Fargo Cap XII  7.875%    PFD              94985V202     1166    45425 SH       Sole                    45425
Nicholas-Applegate Cnvrt & Inc                  65370F101      290    31271 SH       Sole                    31271
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